Donald R. Stading
Secretary and General Counsel
(402) 467-7465 (Direct)                   5900 "O" Street / Lincoln, NE / 68510
(402) 467-7956 (Fax)                  P.O. Box 82550 / Lincoln, NE / 68501-2550



February 26, 2003

                                            (Transmitted via EDGAR on 2/26/2003)


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549

RE:    NSAR Filing:        First Ameritas Variable Annuity
                           Separate Account ("Registrant"),
                           File No. 811-09977


Dear Sirs:

         We hereby submit the annual Form NSAR filing for the above-referenced Registrant.

         There is no fee for this filing.

         If you have any questions concerning this filing, please contact the undersigned.

Sincerely,

/s/ Donald R. Stading

Donald R. Stading
Secretary and General Counsel

Attachment

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                           / /          (a)
               or fiscal year ending:                       12/31/2002     (b)

Is this a transition report? (Y/N)                                         N

Is this an amendment to a previous filing? (Y/N)                           N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name: First Ameritas Variable Annuity Separate Account
     B. File Number: 811-09977

     C. Telephone Number: 402-467-1122

2.   A. Street:                  5900 "O" Street
     B. City:                    Lincoln
     C. State:                   NE
     D. Zip Code:                68510           Zip Ext:
     E. Foreign Country:                         Foreign Postal Code:

3.      Is this the first filing on this form by Registrant? (Y/N)            N

4.      Is this the last filing on this form by Registrant? (Y/N)             N

5.      Is Registrant a small business investment company (SBIC)? (Y/N)       N
        [If answer is "Y" (Yes), complete only items 89 through 110.]

6.      Is Registrant a unit investment trust (UIT)? (Y/N)                    Y
        [If answer is "Y" (Yes), complete only items 111 through 132.]

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)           N
        [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending  12/31/2002    If filing more than one Page 47, "X" box: [  ]
                  --------------------------
File number 811-09977

                             UNIT INVESTMENT TRUSTS

111.  A. [/] Depositor Name:   First Ameritas Life Insurance Corp. of New York

      B. [/] File Number (if any):

      C. [/] City:  Suffern    State:  NY    Zip Code: 10901   Zip Ext.:  4255

         [/] Foreign Country:                Foreign Postal Code:

112.  A. [/] Sponsor Name:     First Ameritas Life Insurance Corp. of New York

      B. [/] File Number (if any):

      C. [/] City:  Suffern    State:  NY    Zip Code: 10901   Zip Ext.:  4255

         [/] Foreign Country: Foreign Postal Code:

For period ending  12/31/2002   If filing more than one Page 48, "X" box: [  ]
                  ------------
File number 811-09977

113. A. [/] Trustee Name:

     B. [/] City:         State:          Zip Code:            Zip Ext.:

        [/] Foreign Country:              Foreign Postal Code:

114. A. [/] Principal Underwriter Name: Ameritas Investment Corp.

     B. [/] File Number (if any):

     C. [/] City:  Lincoln    State:  NE     Zip Code:   68510     Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:

115. A. [/] Independent Public Accountant Name: DeLoitte & Touche LLP

     B. [/] City: Lincoln     State: NE      Zip Code: 68508       Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:

For period ending  12/31/2002  If filing more than one Page 49, "X" box:  [  ]
                  ------------
File number 811-09977

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies: (Y/N)

     B. [/] Identify the family in 10 letters:

117. A. [/] Is Registrant a separate account of an insurance
            company?: (Y/N)                                                   Y

            If answer if "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)                                 Y

     C. [/] Scheduled premium variable life contracts? (Y/N)                  N

     D. [/] Flexible premium variable life contracts? (Y/N)                   N

     E. [/] Other types of insurance products registered under
            the Securities Act of 1933? (Y/N)                                 N


118.    [/] State the number of series existing at the end of the
            period that had securities registered under the
            Securities Act of 1933                                            1


119.    [/] State the number of new series for which registration
            statements under the Securities Act of 1933 became
            effective during the period                                       0

120.    [/] State the total value of the portfolio securities on
            the date of deposit for the new series included in
            item 119 ($000's omitted)                                  $      0


121.    [/] State the number of series for which a current
            prospectus was in existence at the end of the period              1


122.    [/] State the number of existing series for which additional units were registered under the Securities act of 1933
            during the current period                                         0

For period ending  12/31/2002   If filing more than one Page 50, "X" box: [  ]
                  ------------
File number 811-09977

123.    [/] State the total value of the additional units
            considered in answering item 122 ($000's omitted)         $       0

124.    [/] State the total value of units of prior series that
            were placed in the portfolios of subsequent series
            during the current period (the value of these units
            is to be measured on the date they were placed in
            the subsequent series) ($000's omitted)                   $

125.    [/] State the total dollar amount of sales loads
            collected (before reallowances to other brokers or
            dealers) by Registrant's principal underwriter and
            any underwriter which is an affiliated person of the
            principal underwriter during the current period
            solely from the sale of units of all series of
            Registrant ($000's omitted)                               $     170

126.        Of the amount shown in item 125, state the total dollar
            amount of sales loads collected from secondary market
            operations in Registrant's units (include the sales
            loads, if any, collected on units of a prior series
            placed in the portfolio of a subsequent series.)
            ($000's omitted)                                          $       0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of           Total Assets         Total Income
                                                       Series                ($000's           Distributions
                                                      Investing              omitted)         ($000's omitted)
A.   U.S. Treasury direct issue                                          $                     $
                                                     ----------            -----------           -----------
B.   U.S. Government agency                                              $                     $
                                                     ----------            -----------           -----------
C.   State and municipal tax-free                                        $                     $
                                                     ----------            -----------           -----------
D.   Public utility debt                                                 $                     $
                                                     ----------            -----------           -----------
E.   Brokers or dealers debt or debt of
Brokers' or dealers' parent                                              $                     $
                                                     ----------            -----------           -----------
F.   All other corporate intermed. &
long-term debt                                                           $                     $
                                                     ----------            -----------           -----------
G.   All other corporate short-term debt                                 $                     $
                                                     ----------            -----------           -----------
H.   Equity securities of brokers or dealers
or parents of brokers or dealers                                         $                     $
                                                     ----------            -----------           -----------
I.   Investment company equity securities                                $                     $
                                                     ----------            -----------           -----------
J.   All other equity securities                                         $       2,729         $           0
                                                     ----------            -----------           -----------
K.   Other securities                                                    $                     $
                                                     ----------            -----------           -----------
L.   Total assets of all series of registrant                            $       2,729         $
                                                     ----------            -----------           -----------

For period ending   12/31/2002   If filing more than one Page 51, "X" box: [  ]
                  -------------
File number 811-09977

128.   [/] Is the timely payment of principal and interest on
           any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

           [If answer is "N" (No), go to item 131.]

129.   [/] Is the issuer of any instrument covered in item 128
           delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

           [If answer is "N" (No), go to item 131.]

130.   [/] In computations of NAV or offering price per unit,
           is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.       Total expenses incurred by all series of Registrant
           during the current reporting period ($000's omitted)        $      0

132.   [/] List the "811" (Investment Company Act of 1940)
           registration number for all Series of Registrant that are being included in this filing:

      811-09977       811-_____     811-_____      811-_____      811-_____
          -----
      811-_____       811-_____     811-_____      811-_____      811-_____
      811-_____       811-_____     811-_____      811-_____      811-_____
      811-_____       811-_____     811-_____      811-_____      811-_____
      811-_____       811-_____     811-_____      811-_____      811-_____
      811-_____       811-_____     811-_____      811-_____      811-_____
      811-_____       811-_____     811-_____      811-_____      811-_____
      811-_____       811-_____     811-_____      811-_____      811-_____

This report is signed on behalf of the registrant (or depositor or trustee).
City of:      Lincoln               State of:        NE                  Date: 02/26/2003

Name of Registrant, Depositor, or Trustee:  First Ameritas Life Insurance Corp. of New York (Depositor)

By (Name and Title):                                      Witness (Name and Title):

/s/ Raymond M. Gilbertson                                  /s/ Donald R. Stading
------------------------------------                      ---------------------------------
Raymond M. Gilbertson                                      Donald R. Stading
Vice President - Corporate Compliance                      Vice president, Secretary and General Counsel